DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 30, 2023	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from termination of sales-type lease and disposal of licenses		$ 0	$ 400,000	$ 0
Gain on termination of sales-type lease and disposal of licenses		0	503,544	0
Gain on the sale of assets		0	(11,655)	0
Sales-type lease and disposal of licenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deposit liability			100,000
Carrying value of licenses transferred			32,250
Proceeds from termination of sales-type lease and disposal of licenses			400,000
Lease-to-own payments			100,000
Gain on termination of sales-type lease and disposal of licenses			467,750
Carrying value of licenses sold			39,206
Deposit liability derecognized			75,000
Gain on disposal of licenses			35,794
Oregon reporting unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement payment on termination of operating lease agreements	$ 151,350
Carrying value of security deposits written off	43,796
Loss on lease termination	$ 13,419
Principal repayments of loans			12,481
Interest repayments of loans			$ 118
Interest rate			4.50%
Interest expense on long-term debt		2,968	$ 18,526	19,713
Repayments of long-term debt		$ 7,591	$ 45,551	$ 45,551
Oregon reporting unit [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest rate			5.60%
Oregon reporting unit [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest rate			19.90%